Consolidated statements of profit or loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Continuing operations
Revenue	¥ 9,071,659	¥ 8,978,986	¥ 9,394,911
Cost of sales	(6,640,973)	(6,246,488)	(6,883,931)
Gross profit	2,430,686	2,732,498	2,510,980
Other income	52,140	37,208	10,468
Selling and distribution expenses	(1,206,782)	(1,190,477)	(818,318)
General and administrative expenses	(810,829)	(796,435)	(593,205)
Other net income / (loss)	(40,407)	45,997	24,423
Credit loss on trade and other receivables	(20,832)	(25,366)	(90,124)
Impairment loss on non-current assets	(2,941)	(36,844)	(27,542)
Operating profit	401,035	766,581	1,016,682
Finance income	40,433	25,608	7,311
Finance costs	(28,362)	(31,338)	(25,209)
Net finance (costs) / income	12,071	(5,730)	(17,898)
Fair value changes of redeemable shares with other preferential rights / redeemable shares with other preferential rights	(1,625,287)	(680,033)	(709,780)
Share of loss of an equity-accounted investee, net of tax	(4,011)
Profit / (loss) before taxation	(1,216,192)	80,818	289,004
Income tax expense	(213,255)	(210,949)	(279,583)
Profit / (loss) for the year from continuing operations	(1,429,447)	(130,131)	9,421
Discontinued operations
Loss for the year from discontinued operations, net of tax		(130,045)	(303,830)
Profit/(loss) for the period/year	(1,429,447)	(260,176)	(294,409)
Attributable to:
Equity shareholders of the Company	(1,415,010)	(262,267)	(290,647)
Non-controlling interests	(14,437)	2,091	(3,762)
Loss for the year	¥ (1,429,447)	¥ (260,176)	¥ (294,409)
Loss per share
Basic loss per share (RMB)	¥ (1.18)	¥ (0.26)	¥ (0.32)
Diluted loss per share (RMB)	(1.18)	(0.26)	(0.32)
Earnings / (loss) per share-Continuing operations
Basic earnings / (loss) per share (RMB)	(1.18)	(0.12)	0.01
Diluted earnings / (loss) per share (RMB)	¥ (1.18)	¥ (0.12)	¥ 0.01